PROMISSORY NOTES PAYABLE (Details Narrative)	6 Months Ended
Jun. 30, 2022 USD ($)
Debt Disclosure [Abstract]
Line of Credit Facility, Interest Rate During Period	8.00%
Notes Payable, Current	$ 12,171